Putnam Investments
                                   One Post Office Square
                                   Boston, MA 02109
                                   November 25, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE:  Putnam Preferred Income Fund (Reg. No. 2-87053) (811-3873)
     (the "Fund") Post-Effective Amendment No. 19 to Registration
     Statement on Form N-1A

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 19 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 23, 1998.

     Comments or questions concerning this certificate may be directed to Frederick S. Marius at 1-800-225-2465, ext. 11796.

                         Very truly yours,

                         Putnam Preferred Income Fund

                              /s/ Gordon H. Silver
                         By:  ------------------
                              Gordon H. Silver
                              Vice President


cc:  Brian McCabe, esq.

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